INCOME TAX (Schedule of amount of unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,002	$ 876
Increase related tax positions of prior years		1,128
Decrease related tax positions of prior years	(2,104)
Translations differences related to the current year		(2)
Translations differences related to the current year	102
Ending balance	$ 0	$ 2,002